Loans and borrowings - Carrying amount of loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	¥ 6,925	¥ 15,207
Current liabilities	13,669	401,182
Unsecured bank loans
Disclosure of detailed information about borrowings [line items]
Non-current liabilities		9,777
Current liabilities	8,921	400,000
Borrowings from non-controlling interest shareholders
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	6,612	5,430
Current liabilities	4,748
Other borrowings
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	¥ 313
Current liabilities		¥ 1,182